Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [abstract]
Fair value - interest component of cross-currency interest rate swaps	$ 4	$ 9